CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2017	Sep. 24, 2016
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorised	1,000,000	1,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorised	49,000,000	49,000,000
Common stock, issued	20,402,602	11,801,369
Common stock, outstanding	20,402,602	11,801,369
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorised	49,000,000	49,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0